Cover	May 29, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 29, 2021
Entity File Number	001-36067
Entity Registrant Name	FireEye, Inc.
Entity Central Index Key	0001370880
Entity Tax Identification Number	20-1548921
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	601 McCarthy Blvd.
Entity Address, City or Town	Milpitas
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95035
City Area Code	408
Local Phone Number	321-6300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	FEYE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false